FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Exchange rate risk (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets			R$ 1,264,059
USD | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (204,552)	$ (38,223)
USD | Risk of exchange rate appreciation: | Receivables ENBPAR
Composition of balances in foreign currency and sensitivity analysis
Financial assets	R$ (204,552)	$ (38,223)
EURO
Foreign exchange rates
Assumed foreign exchange rate	5.35	5.35
Scenario I - Likely | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (5,290)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(5,290)
Scenario I - Likely | USD | Risk of exchange rate appreciation: | Receivables ENBPAR
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (5,290)
Scenario I - Likely | EURO
Foreign exchange rates
Assumed foreign exchange rate	5.49	5.49
Scenario (25%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (57,751)
Scenario (25%) | USD | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(57,751)
Scenario (25%) | USD | Risk of exchange rate appreciation: | Receivables ENBPAR
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (57,751)
Scenario (25%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	6.86	6.86
Scenario (50%) | Risk of exchange rate appreciation:
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (110,211)
Scenario (50%) | USD | Risk of exchange rate appreciation: | Loans, financing and debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	(110,211)
Scenario (50%) | USD | Risk of exchange rate appreciation: | Receivables ENBPAR
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)- Foreign currency sensitivity analysis	R$ (110,211)
Scenario (50%) | EURO
Foreign exchange rates
Assumed foreign exchange rate	8.24	8.24